Note 6 - Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Ending Balance	$ 3,078,168		$ 3,595,326	$ 5,678,649
Amortization of Intangible Assets, Total	$ 663,000	$ 680,000	$ 2,600,000	$ 2,700,000